Fair Value Measurements - Effect of Interest Rate Swap Derivative Financial Instruments in Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Derivative Instruments [Line Items]
Amount of Loss Recognized in Other Comprehensive Loss on Derivative (Effective Portion), net of tax	$ 542	$ 3,859	$ 17,570	$ 17,506	$ (1,393)
Amount of Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective portion), net of tax	1,000		1,000
Amount of Income (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	1,000		(1,000)
Interest expense - net | Interest rate swap derivative
Derivative Instruments [Line Items]
Amount of Loss Recognized in Other Comprehensive Loss on Derivative (Effective Portion), net of tax	(255)	(1,267)	(1,479)	(5,913)
Amount of Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective portion), net of tax	(797)	(5,126)	(19,049)	(23,419)
Amount of Income (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	$ 645		$ (645)